WARRANTS - Schedule of Significant Inputs And Valuation Technique Used To Measure Fair Value of The Warrants (Detail) - Branded Online Inc dba Nogin [Member]	Jun. 30, 2022 $ / Warrant	Dec. 31, 2021 $ / Warrant	Aug. 11, 2021 $ / Warrant
Measurement Input Common Stock Fair Value Per Share [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	32.07	16.81	22.13
Measurement Input, Exercise Price [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.01	0.01	0.01
Measurement Input, Price Volatility [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.757	0.757	0.757
Measurement Input, Risk Free Interest Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0325	0.0053	0.0053
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0	0
Measurement Input, Expected Dividend Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0	0	0